Financial Income and Costs	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Income and Costs
28.	Financial Income and Costs
Details of financial income for the years ended December 31, 2017, 2018 and 2019, are as follows:

(In millions of Korean won)	2017		2018		2019
Interest income	￦	93,078	￦	244,796	￦	282,704
Gain on foreign currency transactions		79,653		17,175		24,596
Gain on foreign currency translation		225,580		3,691		17,979
Gain on settlement of derivatives		—		27,950		9,016
Gain on valuation of derivatives		57		66,305		77,353
Others		7,960		14,326		12,747

Total	￦	406,328	￦	374,243	￦	424,395

Details of financial costs for the years ended December 31, 2017, 2018 and 2019, are as follows:

(In millions of Korean won)	2017		2018		2019
Interest expenses	￦	302,464	￦	296,874	￦	268,225
Loss on foreign currency transactions		40,303		49,156		30,267
Loss on foreign currency translation		12,239		72,642		93,977
Loss on settlement of derivatives		58,569		—		20
Loss on valuation of derivatives		209,582		2,045		15,867
Loss on disposal of trade receivables		20,355		13,818		11,298
Impairment loss on available-for-sale financial assets		9		—		—
Others		1,010		1,124		2,277

Total	￦	644,531	￦	435,659	￦	421,931